UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
Institutional Investment Manager Filing this Report:

Name:   	HITE Hedge Asset Management LLC
		One Gateway Center
		Suite 308
		Newton, MA  02458

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required times, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	James E. Conant
Title:  Chief Financial and Compliance Officer
Phone:  203-464-0066

Signature, Place, and Date of Signing

James E. Conant		Newton, MA		May 15, 2013

Report Type (Check Only One):

[ X ]  	13F HOLDINGS REPORT.

[  ] 	13F NOTICE.

[  ]  	13F COMBINATION REPORT.



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